Subsequent events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Summary of Debt Securities Conditions
In February 2026, the following subsidiaries issued corporate bonds under the conditions detailed below:

Issuance conditions
Subsidiary	PSA		FCA
Class	37	38	Class 22 Range 1	Class 22 Range 2	Class 22 Range 3
Term	15 months	13 months	24 months	9 months	12 months
Currency	Pesos	Pesos	Pesos	Pesos	Pesos
Amortization	Two installments	Bullet	Semi-annual	Bullet	Bullet
Payment of interest	Quarterly	Upon-maturity	Quarterly	Upon-maturity	Quarterly
In February and March of 2026, the Entity issued corporate bonds under the conditions detailed below:

Issuance conditions
Class	40	41
Term	18 months	12 months
Currency	Dollar	Pesos
Amortization	Bullet	Bullet
Payment of interest	Semi-annual	Quarterly
Nominal Value	36,503	45,457,222
Annual Nominal	5%	TAMAR + 3.50%